Provision for reclamation liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of other liabilities [text block] [Abstract]
Disclosure of other liabilities [text block]
12.	Provision for reclamation liabilities

($000s)	December 31, 2019	December 31, 2018
Beginning of the period	8,069	2,481
Revised Johnny Mountain Mine closure	-	7,439
Disbursements	(1,325)	(2,022)
Accretion	121	169
End of the period	6,865	8,069

Provision for reclamation liabilities - current	1,860	955
Provision for reclamation liabilities - long-term	5,005	7,114
	6,865	8,069

The Company's policy on reclamation liabilities is described in Note 3. Although the ultimate costs to be incurred are uncertain, the Company's estimates are based on independent studies or agreements with the respective government body for each project using current restoration standards and techniques.

The estimate of the provision for reclamation obligation, as at December 31, 2019, was calculated using the estimated discounted cash flows of future reclamation costs of $6.9 million (December 31, 2018 - $8.1 million) and the expected timing of cash flow payments required to settle the obligations between 2020 and 2026. As at December 31, 2019, the undiscounted future cash outflows are estimated at $7.0 million (December 31, 2018 – $8.5 million) primarily over the next three years. The discount rate used to calculate the present value of the reclamation obligations was 1.7% at December 31, 2019 (2% - December 31, 2018). The Company has placed a total of $1.2 million (December 31, 2018 - $1.2 million) on deposit with financial institutions that are pledged as security against reclamation liabilities.

In 2018, the Company filed an updated reclamation and closure plan for the Johnny Mountain mine site and charged $7.4 million of rehabilitation expenses to the consolidated statements of operations and comprehensive loss. The Johnny Mountain Mine site was acquired, along with the Iskut Project, during the Snip Gold acquisition in 2016. Expenditures are expected to be incurred between 2018 and 2022 and include the estimated costs for the closure of all adits and vent raises, removal of the mill and buildings, treatment of landfills and surface water management as well as ongoing logistics, freight and fuel costs. For the year ended December 31, 2019, reclamation disbursements amounted to $1.3 million (2018 - $2.0 million).